SUBSEQUENT EVENTS (Details) - USD ($)			6 Months Ended	12 Months Ended
	May 14, 2024	May 07, 2024	Apr. 18, 2024	Oct. 31, 2023	Oct. 31, 2022
SUBSEQUENT EVENTS
Value of shares issued for services				$ 1,450,000	$ 2,888,787
Subsequent events
SUBSEQUENT EVENTS
Reverse stock split	one-for-five
Subsequent events | Class A ordinary shares
SUBSEQUENT EVENTS
Number of shares issued for services	66,959
Reverse stock split	one-for-five
Subsequent events | Class A ordinary shares | Consulting Services Ltd
SUBSEQUENT EVENTS
Number of shares issued		694,445
Subsequent events | Class A ordinary shares | 2023 Performance Incentive Plan
SUBSEQUENT EVENTS
Value of shares issued for services			$ 2,270,015
Number of shares issued for services			698,000